Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Operating Leases, Rent Expense		$ 694,899	$ 516,952
Accrued Rent		525,000		$ 275,000
Maximum [Member] | Dispute With Entity Contracted To Assist In Raising Capital [Member]
Loss Contingency, Estimate of Possible Loss		175,000
Maximum [Member] | Dispute With Entity Contracted To Provide Project Management Services [Member]
Loss Contingency, Estimate of Possible Loss		750,000
Minimum [Member] | Dispute With Entity Contracted To Assist In Raising Capital [Member]
Loss Contingency, Estimate of Possible Loss		0
Minimum [Member] | Dispute With Entity Contracted To Provide Project Management Services [Member]
Loss Contingency, Estimate of Possible Loss		$ 0
Building [Member] | Maximum [Member]
Lessee Leasing Arrangements, Operating Leases, Term of Contract		5 years
Environmental Remediation Liability Insurance Aggregate [Member]
Environmental Remediation Insurance Liability, Maximum Coverage		$ 2
Eventual Asset Retirement Of New Jersey F Acility [Member]
Debt Instrument, Face Amount		400,000
Other Commitment		$ 400,000
Other Commitments, Description		the $400,000 letter of credit with the New Jersey Department of Environmental Protection to ensure the funds are available if the facility is closed. The resultant $400,000 asset retirement obligation will be expensed over the anticipated operating life of the project, which is estimated to be approximately 25 years.
Environmental Remediation Liability Insurance Per Occurance [Member]
Environmental Remediation Insurance Liability, Maximum Coverage		$ 1
Dispute With Landlord [Member]
Payments for Rent	$ 250,000
Accrued Rent		$ 525,000